Disclosures on Individual Items of the Financial Statements (Details) - Schedule of inventories can be broken down - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of inventories can be broken down [Line Items]
Raw materials	€ 12,125	€ 17,297
Work in progress	4,302	4,475
Finished goods	361	3,896
Advance payments	656
Total	17,444	25,668
Write-downs [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of inventories can be broken down [Line Items]
Write-downs raw materials	(3,804)	(3,472)
Write-downs work in progress	(474)	(532)
Write-downs finished goods	(104)	(59)
Total	€ (4,382)	€ (4,063)